American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2024

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 64.2%
Focused Dynamic Growth Fund Investor Class(2)	385,060	20,550,636
Focused Large Cap Value Fund Investor Class	3,984,520	40,801,482
Growth Fund Investor Class	584,268	30,341,028
Heritage Fund Investor Class	1,224,921	28,589,649
Mid Cap Value Fund Investor Class	1,712,233	26,830,686
Small Cap Growth Fund Investor Class(2)	536,690	9,960,971
Small Cap Value Fund Investor Class	971,592	9,929,668
Sustainable Equity Fund Investor Class	943,439	46,983,248
		213,987,368
International Equity Funds — 35.8%
Emerging Markets Fund Investor Class	2,804,863	29,114,475
Global Real Estate Fund Investor Class	777,708	9,091,403
International Growth Fund Investor Class	2,708,127	32,984,990
International Small-Mid Cap Fund Investor Class	1,810,814	17,184,628
International Value Fund Investor Class	1,608,632	13,834,239
Non-U.S. Intrinsic Value Fund Investor Class	1,820,980	16,935,114
		119,144,849
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $244,146,505)		333,132,217
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$333,132,217

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$21,368	$193	$2,658	$1,648	$20,551	385	$1,053	—
Focused Large Cap Value Fund	45,034	2,186	7,432	1,013	40,801	3,985	(359)	$1,319
Growth Fund	33,097	1,868	7,403	2,779	30,341	584	149	1,476
Heritage Fund	30,076	387	4,768	2,895	28,590	1,225	(569)	227
Mid Cap Value Fund	26,301	2,050	924	(596)	26,831	1,712	(75)	1,247
Small Cap Growth Fund(3)	8,908	1,575	898	376	9,961	537	(246)	—
Small Cap Value Fund	8,671	1,994	823	88	9,930	972	50	72
Sustainable Equity Fund	51,961	957	8,655	2,720	46,983	943	1,155	859
Emerging Markets Fund	26,379	3,791	1,388	334	29,114	2,805	(188)	374
Global Real Estate Fund	6,517	3,106	415	(117)	9,091	778	(22)	171
International Growth Fund	34,618	649	2,245	(37)	32,985	2,708	(346)	166
International Small-Mid Cap Fund	16,340	1,210	659	294	17,185	1,811	(156)	188
International Value Fund	15,335	599	2,540	440	13,834	1,609	(276)	598
Non-U.S. Intrinsic Value Fund	18,344	1,940	1,319	(2,030)	16,935	1,821	(50)	1,940
	$342,949	$22,505	$42,127	$9,807	$333,132	21,875	$120	$8,637
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.